NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST(R)

Supplement to the Prospectus dated May 1, 2005.

NEUBERGER BERMAN REGENCY PORTFOLIO:
        I CLASS
        S CLASS

THE FOLLOWING REPLACES THE FIRST TWO PARAGRAPHS IN THE SECTION ENTITLED "MANAGEMENT" ON PAGE 5 OF THE I CLASS PROSPECTUS AND PAGE 5 OF THE S CLASS
PROSPECTUS:

S. Basu Mullick is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. He has managed the fund since 2005 and has been a fund manager at Neuberger Berman Management Inc. since 1998. He previously co-managed the fund from its inception in 1999 to 2000.
















THE DATE OF THIS SUPPLEMENT IS JUNE 7, 2005.

                                            NEUBERGER BERMAN
                                            A LEHMAN BROTHERS COMPANY
                                            NEUBERGER BERMAN MANAGEMENT, INC.
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                                            New York, NY  10158-0180
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                                            800.877.9700
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                                            800.366.6264
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